CONSULTING AGREEMENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		147 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010 Eldad Melamed and Daniel Offen Consultants [Member]	Dec. 31, 2004 Eldad Melamed and Daniel Offen Consultants [Member]	Dec. 31, 2012 Prof.Daniel Offen Consultant [Member]	Dec. 31, 2011 Prof.Daniel Offen Consultant [Member]	Dec. 31, 2012 Consultants [Member]
Consulting Agreement Date					Jul. 08, 2004
Monthly Payment Of Consulting Fees					$ 6	$ 6
Warrants Issued To Purchase Of Common Stock					1,097,215
Common Stock Exercise Price					$ 0.01
Warrants Exercisable Term					7 years
Shares Approved For Services				1,100,000
Research and Development Expense	1,770	1,689	26,189 [1]	220			192	162
Consultant Charges Cancelled				487
Additional Shares Approved For Services							400,000	623,077
Consultant Charges Payable								57
Stock Issued During Period, Shares, Issued For Services	794,423	1,265,870						216,000
Monthly Payment Of Consulting Fees Cash						3
Monthly Payment Of Consulting Fees Stock						$ 3

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.